Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Contingent Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Beginning balance	$ 34,338,518	$ 31,326,691
Effect of translation	1,430,535	1,556,950
Increase of the year	5,236,368	7,425,182
Applications payments	(3,864,013)	(4,079,190)
Applications reversals	(1,290,551)	(1,891,115)
Ending balance	$ 35,850,857	$ 34,338,518